Fair Value Measurements (Aggregate Fair Value of Derivative Financial Instruments And Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts, Assets	$ 153	$ 160
Pension plan assets	6,871	5,911	[1]
Assets, Fair Value Disclosure	7,024	6,071
Debt	26,141	22,719
Foreign exchange contracts, Liabilities	116	55
Liabilities, Fair Value Disclosure	26,257	22,774
Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts, Assets	0	0
Pension plan assets	5,164	4,419	[1]
Assets, Fair Value Disclosure	5,164	4,419
Debt	25,961	22,316
Liabilities, Fair Value Disclosure	25,961	22,316
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts, Assets	153	160
Pension plan assets	1,707	1,492	[1]
Assets, Fair Value Disclosure	1,860	1,652
Debt	180	403
Foreign exchange contracts, Liabilities	116	55
Liabilities, Fair Value Disclosure	296	458
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0	0
Liabilities, Fair Value Disclosure	$ 0	$ 0

[1]	Mutual funds in the amount of $1,363 million were transferred from Level 2 to Level 1 because they are actively traded on a daily basis.